Schedule of Supplementary Information about the Parent Entity (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
(Loss)/Profit After Income Tax Expense for the Year	$ (1,964,737)	$ (9,194,540)	$ (16,389,292)	$ (11,571,240)	$ 34,402,821
Total comprehensive income/(loss) for the half-year	1,280,483	(10,737,437)	(16,327,801)	(9,629,678)	38,097,293
Total current assets	14,698,779		3,478,703	19,735,893
Total assets	120,440,280		107,246,021	122,336,782
Total current liabilities	7,588,036		3,210,032	3,594,273
Total liabilities	13,396,769		8,862,289	8,946,817
Equity
Ordinary share - issued and fully paid value, beginning of the period	152,432,465		143,972,570	142,986,671	125,713,259
Closing balance	7,981,298		9,061,897	8,726,228	7,309,323
Accumulated losses	(68,190,899)		(66,268,134)	(49,985,023)
Balance	$ 107,043,511	$ 102,749,183	98,383,732	113,389,965	104,329,326
Parent [member]
IfrsStatementLineItems [Line Items]
(Loss)/Profit After Income Tax Expense for the Year			(15,166,025)	10,534,690	39,569,245
Total comprehensive income/(loss) for the half-year			(15,166,025)	(10,534,690)	39,569,245
Total current assets			3,170,822	17,352,971	6,338,838
Total assets			105,439,276	118,145,995	6,338,838
Total current liabilities			2,637,947	1,799,920	256,494
Total liabilities			8,290,204	7,152,464	256,494
Equity
Ordinary share - issued and fully paid value, beginning of the period			143,972,569	142,986,671	125,713,259
Closing balance			9,061,897	8,726,228	7,309,323
Accumulated losses			(55,885,394)	40,719,368	(30,184,678)
Balance			$ 97,149,072	$ 110,993,531	$ 102,837,904